Derivative Instruments	6 Months Ended
Jun. 30, 2013
Derivative Instruments
5.	Derivative Instruments

The Company uses derivatives in accordance with its overall risk management policies. The Company enters into interest rate swap agreements which exchange a receipt of floating interest for a payment of fixed interest to reduce the Company’s exposure to interest rate variability on its outstanding floating-rate debt. The Company has not designated, for accounting purposes, its interest rate swaps as cash flow hedges of its U.S. Dollar LIBOR-denominated borrowings.

Realized and unrealized gains (losses) relating to the Company’s interest rate swaps have been reported in realized and unrealized gain (loss) on non-designated derivative instruments in the consolidated statements of (loss) income. During the three and six months ended June 30, 2013, the Company recognized realized losses of $2.5 million and $4.9 million and unrealized gains of $5.3 million and $6.9 million, respectively, relating to its interest rate swaps. During the three and six months ended June 30, 2012, the Company recognized realized losses of $2.4 million and $4.8 million and unrealized losses of $1.5 million and $0.2 million, respectively, relating to its interest rate swaps.

The following summarizes the Company’s derivative positions as at June 30, 2013:

			Fair Value / Carrying Amount of Asset (Liability)
	Interest Rate Index	$	$	(years)	(%) (1)
LIBOR-Based Debt:
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	200,000	(9,871)	3.3	2.61
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	100,000	(16,848)	4.3	5.55
U.S. Dollar-denominated interest rate swap	USD LIBOR 3 month	45,000	(6)	0.1	1.19

(1)	Excludes the margin the Company pays on its variable-rate debt, which as of June 30, 2013 ranged from 0.3% to 1.0%.

The Company is potentially exposed to credit loss in the event of non-performance by the counterparty to the interest rate swap agreements. In order to minimize counterparty risk, the Company only enters into derivative transactions with counterparties that are rated A- or better by Standard & Poor’s or A3 or better by Moody’s at the time transactions are entered into.

As at June 30, 2013, the Company had several interest rate swaps with the same counterparty that are subject to the same master agreement, which provides for the net settlement of all swaps subject to the master agreement through a single payment in the event of default or termination of any one swap. The fair value of these interest rate swaps are presented on a gross basis in the Company’s consolidated balance sheets. As at June 30, 2013, these interest rate swaps had an aggregate fair value liability amount of $11.0 million.